UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

December 31, 2018

     MFS® Prudent Investor Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

FPP-SEM

MFS® Prudent Investor Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as Brexit have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of the past several years. Against this more challenging backdrop, equity markets in the United States outperformed most international markets on a relative basis in 2018, though broad market returns were modestly negative on an absolute basis. Global economic growth has become less synchronized over the past few quarters, with Europe, China, and some emerging markets having shown signs of significantly slowing growth. While U.S. growth has remained above average, the pace of that growth slowed in the second half of 2018.

Slowing global growth and tighter financial conditions have clouded the outlook for U.S. monetary policy, with the chairman of the U.S. Federal Reserve acknowledging that policy rates are close to levels that the Fed deems neutral for the U.S. economy. This suggests that the predictable pattern of quarterly rate increases is behind us. At the same time, markets must contend with a shift from years of quantitative easing toward a cycle of quantitative tightening now that the European Central Bank has halted asset purchases. U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. interest rates and a stronger dollar. With the Republicans losing control of the U.S. House of Representatives, further meaningful U.S. fiscal stimulus appears less likely over the remainder of this presidential term. A partial U.S. government shutdown, beginning in late 2018, also added to political uncertainty. Globally, inflation remains largely subdued thanks in part to falling oil prices, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — a NAFTA replacement has been agreed upon between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions over trade with China remain quite high, though the two sides have recently returned to the negotiating table.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

February 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
U.S. Treasury Securities	22.2%
High Yield Corporates	10.1%

Composition including fixed income credit quality (a)(i)
BB	5.3%
B	4.8%
U.S. Government	22.2%
Non-Fixed Income	44.0%
Cash & Cash Equivalents	16.0%
Other	7.7%

GICS equity sectors
Information Technology	13.4%
Consumer Staples	11.7%
Communication Services	8.3%
Real Estate	7.9%
Industrials	3.5%
Consumer Discretionary	3.2%
Financials	1.3%
Health Care	1.3%
Unclassified	(6.6)%

Issuer country weightings (i)(x)
United States	65.2%
Germany	13.6%
Japan	7.7%
Switzerland	5.1%
United Kingdom	2.7%
Canada	1.8%
Sweden	1.4%
South Korea	1.4%
Australia	(1.4)%
Other Countries	2.5%

Currency exposure weightings (i)(y)
United States Dollar	69.8%
Euro	12.7%
Japanese Yen	6.0%
Swiss Franc	5.1%
Canadian Dollar	1.8%
British Pound Sterling	1.7%
Swedish Krona	1.4%
South Korean Won	1.4%
Australian Dollar	0.1%

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)

Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of December 31, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, July 1, 2018 through December 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2018 through December 31, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/18	Ending Account Value 12/31/18	Expenses Paid During Period (p) 7/01/18-12/31/18
A	Actual	1.21%	$1,000.00	$973.71	$6.02
	Hypothetical (h)	1.21%	$1,000.00	$1,019.11	$6.16
B	Actual	1.96%	$1,000.00	$970.21	$9.73
	Hypothetical (h)	1.96%	$1,000.00	$1,015.32	$9.96
C	Actual	1.96%	$1,000.00	$970.77	$9.74
	Hypothetical (h)	1.96%	$1,000.00	$1,015.32	$9.96
I	Actual	0.96%	$1,000.00	$974.51	$4.78
	Hypothetical (h)	0.96%	$1,000.00	$1,020.37	$4.89
R1	Actual	1.96%	$1,000.00	$969.97	$9.73
	Hypothetical (h)	1.96%	$1,000.00	$1,015.32	$9.96
R2	Actual	1.46%	$1,000.00	$971.74	$7.26
	Hypothetical (h)	1.46%	$1,000.00	$1,017.85	$7.43
R3	Actual	1.21%	$1,000.00	$973.12	$6.02
	Hypothetical (h)	1.21%	$1,000.00	$1,019.11	$6.16
R4	Actual	0.96%	$1,000.00	$974.49	$4.78
	Hypothetical (h)	0.96%	$1,000.00	$1,020.37	$4.89
R6	Actual	0.95%	$1,000.00	$974.56	$4.73
	Hypothetical (h)	0.95%	$1,000.00	$1,020.42	$4.84

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

12/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 49.3%
Issuer	Shares/Par	Value ($)
Apparel Manufacturers - 1.5%
Adidas AG	1,048	$219,016

Business Services - 2.5%
Accenture PLC, “A”	1,598	$225,334
SGS S.A.	61	137,433

		$362,767
Computer Software - 3.4%
Cadence Design Systems, Inc. (a)	4,279	$186,051
Check Point Software Technologies Ltd. (a)	1,730	177,585
OBIC Co. Ltd.	1,700	130,102

		$493,738
Computer Software - Systems - 3.1%
Amadeus IT Group S.A.	2,761	$192,462
Constellation Software, Inc.	399	255,399

		$447,861
Consumer Products - 5.8%
Beiersdorf AG	1,757	$183,513
Colgate-Palmolive Co.	3,752	223,319
Henkel AG & Co. KGaA	1,937	190,306
Kao Corp.	3,400	250,668

		$847,806
Electronics - 2.6%
Kyocera Corp.	3,800	$188,971
Texas Instruments, Inc.	1,984	187,488

		$376,459
Food & Beverages - 2.8%
Nestle S.A.	5,100	$414,634

Insurance - 1.3%
Swiss Re Ltd.	2,099	$192,860

Internet - 6.2%
Alphabet, Inc., “A” (a)	398	$415,894
Facebook, Inc., “A” (a)	1,860	243,828

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - continued
Scout24 AG	5,120	$235,588

		$895,310
Medical & Health Technology & Services - 1.3%
Premier, Inc., “A” (a)	4,932	$184,210

Network & Telecom - 1.4%
LM Ericsson Telephone Co., “B”	23,308	$205,437

Printing & Publishing - 1.0%
RELX PLC	7,144	$147,089

Real Estate - 7.9%
Deutsche Wohnen SE	6,837	$313,340
LEG Immobilien AG	5,282	551,444
Vonovia SE, REIT	6,143	278,648

		$1,143,432
Specialty Stores - 4.7%
Costco Wholesale Corp.	2,123	$432,476
Just Eat PLC (a)	32,817	245,450

		$677,926
Telecommunications - Wireless - 2.2%
KDDI Corp.	13,300	$316,940

Trucking - 1.6%
Yamato Holdings Co. Ltd.	8,300	$226,186
Total Common Stocks (Identified Cost, $7,501,051)		$7,151,671

Bonds - 32.1%
Broadcasting - 1.7%
Netflix, Inc., 4.875%, 4/15/2028	$140,000	$127,750
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	130,000	123,175

		$250,925
Building - 1.7%
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	$135,000	$122,850
Standard Industries, Inc., 6%, 10/15/2025 (n)	130,000	124,683

		$247,533
Business Services - 0.9%
Equinix, Inc., 5.375%, 5/15/2027	$135,000	$131,962

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 0.4%
Coty, Inc., 6.5%, 4/15/2026 (n)	$60,000	$51,600

Entertainment - 0.8%
Six Flags Entertainment Corp., 5.5%, 4/15/2027 (n)	$130,000	$122,525

Medical Equipment - 0.9%
Teleflex, Inc., 5.25%, 6/15/2024	$130,000	$129,350

Midstream - 0.9%
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026 (z)	$135,000	$131,288

Real Estate - Healthcare - 0.8%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$125,000	$117,813

Specialty Chemicals - 0.9%
Univar USA, Inc., 6.75%, 7/15/2023 (n)	$135,000	$133,650

Telecommunications - Wireless - 0.9%
SBA Communications Corp., 4.875%, 9/01/2024	$140,000	$131,600

U.S. Treasury Obligations - 22.2%
U.S. Treasury Notes, 1.875%, 12/31/2019	$405,000	$402,057
U.S. Treasury Notes, 1.625%, 3/15/2020	405,000	400,465
U.S. Treasury Notes, 1.875%, 6/30/2020	405,000	400,949
U.S. Treasury Notes, 2%, 9/30/2020	405,000	401,352
U.S. Treasury Notes, 2.375%, 12/31/2020	400,000	399,025
U.S. Treasury Notes, 2.25%, 3/31/2021	405,000	402,837
U.S. Treasury Notes, 2.625%, 6/15/2021	405,000	406,282
U.S. Treasury Notes, 2.75%, 9/15/2021	400,000	402,739

		$3,215,706
Total Bonds (Identified Cost, $4,731,689)		$4,663,952

Preferred Stocks - 1.4%
Electronics - 1.4%
Samsung Electronics Co. Ltd. (Identified Cost, $247,347)	6,922	$197,450

Investment Companies (h) - 15.7%
Money Market Funds - 15.7%
MFS Institutional Money Market Portfolio, 2.4% (v) (Identified Cost, $2,282,548)	2,282,879	$2,282,651

Portfolio of Investments (unaudited) – continued

Purchased Options - 1.1%

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Market Index Securities - 1.1%
Russell 2000 Index - June 2019 @ $1,300	Put	Goldman Sachs International	$134,856	1	$6,769
Russell 2000 Index - June 2019 @ $1,350	Put	Goldman Sachs International	134,856	1	8,782
Russell 2000 Index - December 2019 @ $1,200	Put	Goldman Sachs International	134,856	1	5,666
Russell 2000 Index - December 2019 @ $1,350	Put	Merrill Lynch International	134,856	1	10,270
Russell 2000 Index - December 2019 @ $1,250	Put	Goldman Sachs International	134,856	1	6,590
Russell 2000 Index - June 2020 @ $1,300	Put	Goldman Sachs International	134,856	1	10,557
Russell 2000 Index - June 2020 @ $1,400	Put	Merrill Lynch International	134,856	1	14,749
Russell 2000 Index - December 2020 @ $1,300	Put	Goldman Sachs International	134,856	1	11,170
Russell 2000 Index - December 2020 @ $1,200	Put	Merrill Lynch International	134,856	1	8,120
Russell 2000 Index - December 2020 @ $1,250	Put	Merrill Lynch International	134,856	1	9,670
S&P 500 Index - June 2019 @ $2,100	Put	Goldman Sachs International	250,685	1	3,770
S&P 500 Index - December 2019 @ $2,000	Put	Goldman Sachs International	501,370	2	10,550
S&P 500 Index - December 2019 @ $2,100	Put	Goldman Sachs International	250,685	1	6,840
S&P 500 Index - June 2020 @ $2,000	Put	Goldman Sachs International	250,685	1	7,540
S&P 500 Index - June 2020 @ $2,100	Put	Goldman Sachs International	250,685	1	9,367
S&P 500 Index - December 2020 @ $2,000	Put	JPMorgan Chase Bank N.A.	250,685	100	9,370
S&P/ASX 200 Index - June 2019 @ AUD 4,800	Put	Goldman Sachs International	397,704	10	3,641
S&P/ASX 200 Index - September 2019 @ AUD 5,000	Put	JPMorgan Chase Bank N.A.	198,852	50	4,262
S&P/ASX 200 Index - September 2019 @ AUD 4,800	Put	JPMorgan Chase Bank N.A.	159,082	40	2,474
S&P/ASX 200 Index - December 2019 @ AUD 5,200	Put	Goldman Sachs International	198,852	5	7,535

Portfolio of Investments (unaudited) – continued

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options - continued
Market Index Securities - continued
S&P/ASX 200 Index - December 2019 @ AUD 5,000	Put	JPMorgan Chase Bank N.A.	$198,852	50	$5,604
Total Purchased Options (Premiums Paid, $116,927)					$163,296

Other Assets, Less Liabilities - 0.4%					60,046
Net Assets - 100.0%					$14,519,066

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $2,282,651 and $12,176,369, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $678,483, representing 4.7% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	11/28/18-11/29/18	$134,833	$131,288
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 12/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
JPY	9,800,000	USD	87,502	JPMorgan Chase Bank N.A.	2/13/2019	$2,202

Liability Derivatives
USD	469,895	EUR	411,000	Goldman Sachs International	2/13/2019	$(2,670)
USD	319,931	JPY	36,086,000	Goldman Sachs International	2/13/2019	(10,382)

						$(13,052)

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 12/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $12,597,014)	$12,176,369
Investments in affiliated issuers, at value (identified cost, $2,282,548)	2,282,651
Cash	11,760
Receivables for
Forward foreign currency exchange contracts	2,202
Investments sold	14,478
Fund shares sold	63
Interest and dividends	38,652
Receivable from investment adviser	18,519
Other assets	35,865
Total assets	$14,580,559
Liabilities
Payable to custodian	$14,478
Payables for
Forward foreign currency exchange contracts	13,052
Payable to affiliates
Shareholder servicing costs	374
Distribution and service fees	180
Accrued expenses and other liabilities	33,409
Total liabilities	$61,493
Net assets	$14,519,066
Net assets consist of
Paid-in capital	$15,011,483
Total distributable earnings (loss)	(492,417)
Net assets	$14,519,066
Shares of beneficial interest outstanding	1,500,342

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,741,782	283,351	$9.68
Class B	50,922	5,261	9.68
Class C	912,199	94,573	9.65
Class I	1,629,586	168,374	9.68
Class R1	48,650	5,025	9.68
Class R2	48,883	5,050	9.68
Class R3	49,000	5,062	9.68
Class R4	49,116	5,074	9.68
Class R6	8,988,928	928,572	9.68

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.27 [100 / 94.25 x $9.68]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 12/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$81,703
Dividends	28,874
Dividends from affiliated issuers	28,162
Foreign taxes withheld	(1,546)
Total investment income	$137,193
Expenses
Management fee	$61,055
Distribution and service fees	9,392
Shareholder servicing costs	807
Administrative services fee	8,823
Custodian fee	3,513
Shareholder communications	3,629
Audit and tax fees	27,664
Legal fees	582
Registration fees	61,713
Miscellaneous	13,151
Total expenses	$190,329
Reduction of expenses by investment adviser and distributor	(108,133)
Net expenses	$82,196
Net investment income (loss)	$54,997
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(53,436)
Affiliated issuers	85
Forward foreign currency exchange contracts	38,527
Foreign currency	(36)
Net realized gain (loss)	$(14,860)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(429,900)
Affiliated issuers	(302)
Forward foreign currency exchange contracts	(21,171)
Translation of assets and liabilities in foreign currencies	19
Net unrealized gain (loss)	$(451,354)
Net realized and unrealized gain (loss)	$(466,214)
Change in net assets from operations	$(411,217)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 12/31/18 (unaudited)	Year ended (c) 6/30/18

From operations
Net investment income (loss)	$54,997	$98,660
Net realized gain (loss)	(14,860)	10,121
Net unrealized gain (loss)	(451,354)	19,925
Change in net assets from operations	$(411,217)	$128,706
Total distributions to shareholders	$(210,025)	$—
Change in net assets from fund share transactions	$860,700	$14,150,902
Total change in net assets	$239,458	$14,279,608

Net assets
At beginning of period	14,279,608	—
At end of period (b)	$14,519,066	$14,279,608

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended June 30, 2018, end of period net assets included undistributed net investment income of $112,751.

(c)	For the period from the commencement of the fund’s investment operations, January 18, 2018, through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/18		Year ended 6/30/18 (c)
Class A
	(unaudited)
Net asset value, beginning of period	$10.07		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.08
Net realized and unrealized gain (loss)	(0.29)		(0.01)
Total from investment operations	$(0.26)		$0.07
Less distributions declared to shareholders
From net investment income	$(0.13)		$—
Net asset value, end of period (x)	$9.68		$10.07
Total return (%) (r)(s)(t)(x)	(2.63	)(n)	0.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.63	(a)	2.66	(a)
Expenses after expense reductions (f)	1.21	(a)	1.21	(a)
Net investment income (loss)	0.59	(a)(l)	1.83	(a)
Portfolio turnover	26	(n)	6	(n)
Net assets at end of period (000 omitted)	$2,742		$2,845

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/18		Year ended 6/30/18 (c)
Class B
	(unaudited)
Net asset value, beginning of period	$10.03		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.04
Net realized and unrealized gain (loss)	(0.29)		(0.01)
Total from investment operations	$(0.30)		$0.03
Less distributions declared to shareholders
From net investment income	$(0.05)		$—
Net asset value, end of period (x)	$9.68		$10.03
Total return (%) (r)(s)(t)(x)	(2.98	)(n)	0.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.37	(a)	3.50	(a)
Expenses after expense reductions (f)	1.96	(a)	1.96	(a)
Net investment income (loss)	(0.16	)(a)(l)	0.80	(a)
Portfolio turnover	26	(n)	6	(n)
Net assets at end of period (000 omitted)	$51		$51

	Six months ended 12/31/18		Year ended 6/30/18 (c)
Class C
	(unaudited)
Net asset value, beginning of period	$10.03		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.05
Net realized and unrealized gain (loss)	(0.28)		(0.02)
Total from investment operations	$(0.29)		$0.03
Less distributions declared to shareholders
From net investment income	$(0.09)		$—
Net asset value, end of period (x)	$9.65		$10.03
Total return (%) (r)(s)(t)(x)	(2.92	)(n)	0.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.38	(a)	3.17	(a)
Expenses after expense reductions (f)	1.96	(a)	1.96	(a)
Net investment income (loss)	(0.16	)(a)(l)	1.05	(a)
Portfolio turnover	26	(n)	6	(n)
Net assets at end of period (000 omitted)	$912		$734

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/18		Year ended 6/30/18 (c)
Class I
	(unaudited)
Net asset value, beginning of period	$10.08		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.10
Net realized and unrealized gain (loss)	(0.30)		(0.02)
Total from investment operations	$(0.26)		$0.08
Less distributions declared to shareholders
From net investment income	$(0.14)		$—
Net asset value, end of period (x)	$9.68		$10.08
Total return (%) (r)(s)(t)(x)	(2.55	)(n)	0.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.38	(a)	2.40	(a)
Expenses after expense reductions (f)	0.96	(a)	0.96	(a)
Net investment income (loss)	0.83	(a)(l)	2.31	(a)
Portfolio turnover	26	(n)	6	(n)
Net assets at end of period (000 omitted)	$1,630		$1,227

	Six months ended 12/31/18		Year ended 6/30/18 (c)
Class R1
	(unaudited)
Net asset value, beginning of period	$10.03		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.04
Net realized and unrealized gain (loss)	(0.29)		(0.01)
Total from investment operations	$(0.30)		$0.03
Less distributions declared to shareholders
From net investment income	$(0.05)		$—
Net asset value, end of period (x)	$9.68		$10.03
Total return (%) (r)(s)(t)(x)	(3.00	)(n)	0.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.37	(a)	3.50	(a)
Expenses after expense reductions (f)	1.96	(a)	1.96	(a)
Net investment income (loss)	(0.17	)(a)(l)	0.79	(a)
Portfolio turnover	26	(n)	6	(n)
Net assets at end of period (000 omitted)	$49		$50

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/18		Year ended 6/30/18 (c)
Class R2
	(unaudited)
Net asset value, beginning of period	$10.06		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.06
Net realized and unrealized gain (loss)	(0.30)		0.00	(w)
Total from investment operations	$(0.28)		$0.06
Less distributions declared to shareholders
From net investment income	$(0.10)		$—
Net asset value, end of period (x)	$9.68		$10.06
Total return (%) (r)(s)(t)(x)	(2.83	)(n)	0.60	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.87	(a)	3.00	(a)
Expenses after expense reductions (f)	1.46	(a)	1.46	(a)
Net investment income (loss)	0.34	(a)(l)	1.29	(a)
Portfolio turnover	26	(n)	6	(n)
Net assets at end of period (000 omitted)	$49		$50

	Six months ended 12/31/18		Year ended 6/30/18 (c)
Class R3
	(unaudited)
Net asset value, beginning of period	$10.07		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.07
Net realized and unrealized gain (loss)	(0.30)		0.00	(w)
Total from investment operations	$(0.27)		$0.07
Less distributions declared to shareholders
From net investment income	$(0.12)		$—
Net asset value, end of period (x)	$9.68		$10.07
Total return (%) (r)(s)(t)(x)	(2.69	)(n)	0.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.62	(a)	2.76	(a)
Expenses after expense reductions (f)	1.21	(a)	1.21	(a)
Net investment income (loss)	0.59	(a)(l)	1.55	(a)
Portfolio turnover	26	(n)	6	(n)
Net assets at end of period (000 omitted)	$49		$50

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/18		Year ended 6/30/18 (c)
Class R4
	(unaudited)
Net asset value, beginning of period	$10.08		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.08
Net realized and unrealized gain (loss)	(0.30)		0.00	(w)
Total from investment operations	$(0.26)		$0.08
Less distributions declared to shareholders
From net investment income	$(0.14)		$—
Net asset value, end of period (x)	$9.68		$10.08
Total return (%) (r)(s)(t)(x)	(2.55	)(n)	0.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	2.51	(a)
Expenses after expense reductions (f)	0.96	(a)	0.96	(a)
Net investment income (loss)	0.84	(a)(l)	1.79	(a)
Portfolio turnover	26	(n)	6	(n)
Net assets at end of period (000 omitted)	$49		$50

	Six months ended 12/31/18		Year ended 6/30/18 (c)
Class R6
	(unaudited)
Net asset value, beginning of period	$10.08		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.08
Net realized and unrealized gain (loss)	(0.29)		0.00	(w)
Total from investment operations	$(0.25)		$0.08
Less distributions declared to shareholders
From net investment income	$(0.15)		$—
Net asset value, end of period (x)	$9.68		$10.08
Total return (%) (r)(s)(t)(x)	(2.54	)(n)	0.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	2.50	(a)
Expenses after expense reductions (f)	0.95	(a)	0.95	(a)
Net investment income (loss)	0.85	(a)(l)	1.80	(a)
Portfolio turnover	26	(n)	6	(n)
Net assets at end of period (000 omitted)	$8,989		$9,222

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, January 18, 2018, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Prudent Investor Fund (the fund) is a diversified series of MFS Series Trust XVI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify

Notes to Financial Statements (unaudited) – continued

an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to

Notes to Financial Statements (unaudited) – continued

the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

Notes to Financial Statements (unaudited) – continued

such as forward foreign currency exchange contracts. The following is a summary of the levels used as of December 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,098,600	$139,780	$—	$2,238,380
Germany	1,971,856	—	—	1,971,856
Japan	—	1,112,867	—	1,112,867
Switzerland	—	744,928	—	744,928
United Kingdom	392,539	—	—	392,539
Canada	255,399	—	—	255,399
Sweden	—	205,437	—	205,437
South Korea	—	197,450	—	197,450
Spain	192,462	—	—	192,462
Other Countries	177,583	23,516	—	201,099
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	3,215,706	—	3,215,706
U.S. Corporate Bonds	—	1,448,246	—	1,448,246
Mutual Funds	2,282,651	—	—	2,282,651
Total	$7,371,090	$7,087,930	$—	$14,459,020

Other Financial Instruments
Forward Foreign Currency Exchange
Contracts – Assets	$—	$2,202	$—	$2,202
Forward Foreign Currency Exchange
Contracts – Liabilities	—	(13,052)	—	(13,052)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund during the period were purchased options and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$2,202	$(13,052)
Equity	Purchased Equity Options	163,296	—
Total		$165,498	$(13,052)

(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended December 31, 2018 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Equity	$—	$(2,524)
Foreign Exchange	38,527	—
Total	$38,527	$(2,524)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended December 31, 2018 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Equity	$—	$78,636
Foreign Exchange	(21,171)	—
Total	$(21,171)	$78,636

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The

Notes to Financial Statements (unaudited) – continued

ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement

Notes to Financial Statements (unaudited) – continued

between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended December 31, 2018, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the period ended June 30, 2018.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/18
Cost of investments	$14,882,753
Gross appreciation	239,347
Gross depreciation	(663,080)
Net unrealized appreciation (depreciation)	$(423,733)

As of 6/30/18
Undistributed ordinary income	123,072
Capital loss carryforwards	(21,185)
Other temporary differences	(56)
Net unrealized appreciation (depreciation)	26,994

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of June 30, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(8,761)
Long-Term	(12,424)
Total	$(21,185)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

Notes to Financial Statements (unaudited) – continued

approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 12/31/18	Year ended 6/30/18 (c)
Class A	$41,681	$—
Class B	271	—
Class C	8,260	—
Class I	24,750	—
Class R1	247	—
Class R2	485	—
Class R3	604	—
Class R4	723	—
Class R6	133,004	—
Total	$210,025	$—

(c)	For the period from the commencement of the fund’s investment operations, January 18, 2018, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.80%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended December 31, 2018, this management fee reduction amounted to $751, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended December 31, 2018 was equivalent to an annual effective rate of 0.79% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2019. For the six months

Notes to Financial Statements (unaudited) – continued

ended December 31, 2018, this reduction amounted to $107,352, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1 for the six months ended December 31, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,995
Class B	0.75%	0.25%	1.00%	1.00%	261
Class C	0.75%	0.25%	1.00%	1.00%	4,693
Class R1	0.75%	0.25%	1.00%	1.00%	253
Class R2	0.25%	0.25%	0.50%	0.50%	126
Class R3	—	0.25%	0.25%	0.25%	64
Total Distribution and Service Fees					$9,392

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended December 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended December 31, 2018, this rebate amounted to $30 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended December 31, 2018.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended December 31, 2018, the fee was $418, which equated to 0.0055%

Notes to Financial Statements (unaudited) – continued

annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended December 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $389.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2018 was equivalent to an annual effective rate of 0.1156% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund did not pay any compensation to the independent Trustees for the six months ended December 31, 2018.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended December 31, 2018, the fee paid by the fund under this agreement was $11 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

MFS purchased the following shares for the amounts and dates noted below as an initial investment in the fund:

Date	Share Class	Shares	Amount
1/17/18	Class A	50,000	$500,000
1/17/18	Class B	5,000	50,000
1/17/18	Class C	5,000	50,000
1/17/18	Class I	5,000	50,000
1/17/18	Class R1	5,000	50,000
1/17/18	Class R2	5,000	50,000
1/17/18	Class R3	5,000	50,000
1/17/18	Class R4	5,000	50,000
1/17/18	Class R6	915,000	9,150,000

MFS redeemed the following shares for the amounts and dates noted below:

Date	Share Class	Shares	Amount
12/14/18	Class A	49,998	$488,480
12/14/18	Class I	4,998	48,880

At December 31, 2018, MFS held approximately 96% of the outstanding shares of Class B, and 100% of the outstanding shares of Class R1, Class R2, Class R3, Class R4, and Class R6, respectively.

(4) Portfolio Securities

For the six months ended December 31, 2018, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$2,503,297	$1,775,522
Non-U.S. Government securities	$2,206,525	$1,438,786

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/18		Year ended 6/30/18 (c)

	Shares	Amount	Shares	Amount
Shares sold
Class A	46,554	$477,048	282,638	$2,809,130
Class B	161	1,622	5,073	50,734
Class C	20,833	210,000	73,190	735,000
Class I	56,625	578,807	123,924	1,229,302
Class R1	—	—	5,000	50,000
Class R2	—	—	5,000	50,000
Class R3	—	—	5,000	50,000
Class R4	—	—	5,000	50,000
Class R6	—	—	915,000	9,150,000
	124,173	$1,267,477	1,419,825	$14,174,166

Notes to Financial Statements (unaudited) – continued

	Six months ended 12/31/18		Year ended 6/30/18 (c)

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	4,258	$41,681	—	$—
Class B	28	271	—	—
Class C	845	8,260	—	—
Class I	2,250	22,029	—	—
Class R1	25	247	—	—
Class R2	50	485	—	—
Class R3	62	604	—	—
Class R4	74	723	—	—
Class R6	13,572	133,004	—	—
	21,164	$207,304	—	$—

Shares reacquired
Class A	(50,000)	$(488,498)	(99)	$(1,000)
Class B	(1)	(13)	—	—
Class C	(295)	(2,876)	—	—
Class I	(12,227)	(122,694)	(2,198)	(22,264)
	(62,523)	$(614,081)	(2,297)	$(23,264)

Net change
Class A	812	$30,231	282,539	$2,808,130
Class B	188	1,880	5,073	50,734
Class C	21,383	215,384	73,190	735,000
Class I	46,648	478,142	121,726	1,207,038
Class R1	25	247	5,000	50,000
Class R2	50	485	5,000	50,000
Class R3	62	604	5,000	50,000
Class R4	74	723	5,000	50,000
Class R6	13,572	133,004	915,000	9,150,000
	82,814	$860,700	1,417,528	$14,150,902

(c)	For the period from the commencement of the fund’s investment operations, January 18, 2018, through the stated period end.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for

Notes to Financial Statements (unaudited) – continued

temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended December 31, 2018, the fund’s commitment fee and interest expense were $46 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		3,020,572	2,342,230	(3,079,923)	2,282,879

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$85	$(302)	$—	$28,162	$2,282,651

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Prudent Investor Fund is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XVI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: February 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: February 15, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2019

*	Print name and title of each signing officer under his or her signature.